Employee benefits plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Severance Costs	$ 36	$ 65	$ 131
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 14	42	$ 11
Other Postretirement Defined Benefit Plan, Liabilities		19
Termination Expenses	$ 53	1,907
Research and Development Expense [Member]
Termination Expenses		145
General and Administrative Expense [Member]
Termination Expenses		$ 1,762